Interest in Entities - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 09, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2022
Disclosure of subsidiaries [line items]
Proportion of profit before taxes by other entities		5.00%
Percentage of decrease in ownership interests held in entity	90.20%	89.70%
Percentage of increase in ownership interests held in entity	91.20%
Percentage of shares issued in exchange of units		100.00%
Financial liabilities		$ 4,682.5	$ 5,082.4
Non cash listing expense		136.0
Incremental Costs Treated In Shareholders Equity [Member]
Disclosure of subsidiaries [line items]
Transaction Costs		13.0
Non Incremental Costs Treated In Other Operating Expenses [Member]
Disclosure of subsidiaries [line items]
Transaction Costs		11.0
Option contract [member]
Disclosure of subsidiaries [line items]
Financial liabilities		$ 30.0
Top of range [member]
Disclosure of subsidiaries [line items]
Percentage of decrease in ownership interests held in entity		100.00%
Top of range [member] | Option contract [member]
Disclosure of subsidiaries [line items]
Percentage of increase in ownership interests held in entity		91.20%
Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of decrease in ownership interests held in entity		90.20%
Bottom of range [member] | Option contract [member]
Disclosure of subsidiaries [line items]
Percentage of increase in ownership interests held in entity		90.20%
Zanite Acquisition Corp [Member]
Disclosure of subsidiaries [line items]
Number of shares issued	220,000,000
Assets held in trust account	$ 19.7
Increase decrease in the number of shares issued	17,230,000
Aggregate cash contribution from external investors	$ 192.0
Embraer Aircraft Holding Inc [member]
Disclosure of subsidiaries [line items]
Capital contribution by entity	377.0
Additional capital contribution by entity	$ 185.0
Number of shares received in exchange of capital contribution	18,500,000
Number of shares in entity held by entity or by its subsidiaries or associates	238,500,000
Cash contribution by certain third party investors	$ 172.3
ERJZanite Acquisition Corp [Member]
Disclosure of subsidiaries [line items]
Interest Embraer		89.70%
Class of warrant or right description of exercise period		warrants began 30 days after the transaction date (May 9, 2022) and will end on the later of a) May 9, 2027, b) liquidation of EVEX c) the date set by EVEX to redeem all warrants.
Class of warrant or right exercise price of warrants or rights 1		$ 11.5
Proportion of ownership interest in subsidiary		89.70%
ERJZanite Acquisition Corp [Member] | Redeemable Public Warrants [Member]
Disclosure of subsidiaries [line items]
Class of warrant or right issued during the period		11,500,000
ERJZanite Acquisition Corp [Member] | Private Placement Warrants [Member]
Disclosure of subsidiaries [line items]
Class of warrant or right issued during the period		14,250,000
ERJZanite Acquisition Corp [Member] | Strategic Warrants [Member]
Disclosure of subsidiaries [line items]
Class of warrant or right exercised		3,522,536
Number of shares subscribed		2,039,353
ERJZanite Acquisition Corp [Member] | Strategic Warrants [Member] | Penny Warrants [Member]
Disclosure of subsidiaries [line items]
Class of warrant or right exercise price of warrants or rights 1		$ 0.01
ERJZanite Acquisition Corp [Member] | Strategic Warrants [Member] | Tranche One [Member]
Disclosure of subsidiaries [line items]
Class of warrant or right issued during the period		24,095,072
Class of warrant or right exercise price of warrants or rights 1		$ 0.01
ERJZanite Acquisition Corp [Member] | Strategic Warrants [Member] | Tranche Two [Member]
Disclosure of subsidiaries [line items]
Class of warrant or right issued during the period		12,000,000
Class of warrant or right exercise price of warrants or rights 1		$ 15
ERJZanite Acquisition Corp [Member] | Strategic Warrants [Member] | Tranche Two [Member] | Market Warrants [Member]
Disclosure of subsidiaries [line items]
Class of warrant or right exercise price of warrants or rights 1		15
ERJZanite Acquisition Corp [Member] | Strategic Warrants [Member] | Tranche Three [Member]
Disclosure of subsidiaries [line items]
Class of warrant or right issued during the period				5,000,000
Class of warrant or right exercise price of warrants or rights 1		11.5
ERJZanite Acquisition Corp [Member] | Strategic Warrants [Member] | Tranche Three [Member] | Market Warrants [Member]
Disclosure of subsidiaries [line items]
Class of warrant or right exercise price of warrants or rights 1		$ 11.5
ERJ Embraer Aircraft Holding Inc [Member]
Disclosure of subsidiaries [line items]
Percentage of number of outstanding shares held		90.20%
Embraer CAE Training Services Ltd. [Member]
Disclosure of subsidiaries [line items]
Interest Embraer		51.00%
Proportion of ownership interest in subsidiary		51.00%
Visiona Tecnologia Espacial S.A. [Member]
Disclosure of subsidiaries [line items]
Interest Embraer		51.00%	51.00%
Proportion of ownership interest in subsidiary		51.00%	51.00%
Embraer CAE Training Services [Member]
Disclosure of subsidiaries [line items]
Interest Embraer		51.00%	51.00%
Proportion of ownership interest in subsidiary		51.00%	51.00%